May 6, 2026
VIA EDGAR TRANSMISSION
Re:
Horace Mann Life Insurance Company
Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (File Nos. 333-138322/811-21974)
Commissioners:
On behalf of Horace Mann Life Insurance Company (the “Company”) and Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the “Account”), I am transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the forms of prospectus, summary prospectus(es) and statement of additional information for the variable annuity contracts offered by the Company through the Account that would have been filed under Rule 497(c) under the Securities Account of 1933 would not have differed from those contained in the above referenced registration statement that was filed electronically with the Securities and Exchange Commission on April 30, 2026.
If you have any questions or comments about this transmittal, please contact me at 217-788-5780 or Wes Romanotto at 217-788-8536.
Sincerely,
/s/ Allen R. Reed
Allen R. Reed Assistant Vice President and Assistant General Counsel, Chief Compliance Officer HMLIC Separate Accounts Horace Mann Life Insurance Company
cc:
Wes Romanotto
The Horace Mann Companies 1 Horace Mann Plaza Springfield, Illinois 62715-0001
217-789-2500 www.horacemann.com